Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of
	December 31,
In CHF thousands	2022	2021
Financial assets
Right-of-use assets	2,808	2,914
Long-term financial assets	361	363
Other current receivables	392	428
Short-term financial assets	91,000	116,000
Cash and cash equivalents	31,586	82,216
Total financial assets	126,147	201,921

	As of
	December 31,
In CHF thousands	2022	2021
Financial liabilities
Long-term lease liabilities	2,253	2,340
Trade and other payables	929	2,003
Accrued expenses	9,417	16,736
Short-term lease liabilities	548	570
Total financial liabilities	13,147	21,649